Supplemental Financial Information - Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Other Liabilities, Current [Abstract]
Employee compensation and benefits	$ 9,927	$ 484
Contract liabilities	10,162	0
Construction in progress related accruals	3,726	0
Accrued expenses	3,464	2,751
Other (miscellaneous)	2,620	1,155
Accrued expenses and other current liabilities	$ 29,899	$ 4,390